REVENUE (Tables)	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE BY SERVICE TYPE

Based on these considerations, the following table provides disaggregated revenue data by the phase in a well’s lifecycle during which revenue has been recorded (in US$ thousands):

	Quarter ended		Year-to-date period ended
Revenue by Phase in Well’s Lifecycle:	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Production Services	$138,060	$148,292	$427,497	$420,516
Drilling and Evaluation Services	79,932	70,131	237,848	200,455
Total revenue by phase in well’s life cycle	$217,992	$218,423	$665,345	$620,971